--------------------------------------------------------------------------------
THE BLACKROCK 1999 TERM TRUST INC.
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1999
(IN LIQUIDATION)
--------------------------------------------------------------------------------

ASSETS
Cash ...........................................................    $    414,549
                                                                    ------------

LIABILITIES
Investment advisory fee payable (Note 2) .......................          24,024
Administration fee payable (Note 2) ............................           8,409
Other accrued expenses .........................................         175,673
                                                                    ------------
                                                                         208,106
                                                                    ------------
NET ASSETS .....................................................    $    206,443
                                                                    ============

Net assets were comprised of:
   Paid-in capital in excess of par ............................    $    206,443
                                                                    ============



--------------------------------------------------------------------------------
THE BLACKROCK 1999 TERM TRUST INC.
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1999
(IN LIQUIDATION)
--------------------------------------------------------------------------------

NET INVESTMENT INCOME
Income
   Interest (net of premium amortization of
     $4,668,314 and interest expense of
     $299,803) .................................................   $ 15,158,565
                                                                   ------------
Operating expenses
   Investment advisory .........................................        840,879
   Administration ..............................................        210,220
   Reports to shareholders .....................................         58,000
   Custodian ...................................................         57,000
   Directors ...................................................         52,000
   Transfer agent ..............................................         44,000
   Independent accountants .....................................         36,000
   Registration ................................................         27,000
   Legal .......................................................         10,000
   Miscellaneous ...............................................         59,553
                                                                   ------------
     Total operating expenses ..................................      1,394,652
                                                                   ------------
Net investment income ..........................................     13,763,913
                                                                   ------------
REALIZED AND UNREALIZED LOSS ON
  INVESTMENTS (NOTE 3)
Net realized loss on investments ...............................     (2,465,589)
Net change in unrealized appreciation
   on investments ..............................................       (883,400)
                                                                   ------------

Net loss on investments ........................................     (3,348,989)
                                                                   ------------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ...................................   $ 10,414,924
                                                                   ============

See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE BLACKROCK 1999 TERM TRUST INC.
STATEMENT OF CASH FLOWS
YEAR ENDED DECEMBER 31, 1999
(IN LIQUIDATION)
--------------------------------------------------------------------------------

RECONCILIATION OF NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS TO NET CASH FLOWS
  PROVIDED BY OPERATING ACTIVITIES
Net increase in net assets resulting
  from operations ..............................................   $ 10,414,924
                                                                   ------------
Decrease in investments ........................................    250,302,501
Net realized loss ..............................................      2,465,589
Decrease in unrealized appreciation ............................        883,400
Decrease in interest receivable ................................      2,993,704
Decrease in interest payable ...................................       (176,843)
Decrease in accrued expenses and
   other liabilities ...........................................       (183,049)
                                                                   ------------
   Total adjustments ...........................................    256,285,302
                                                                   ------------
Net cash flows provided by operating activities ................   $266,700,226
                                                                   ============
INCREASE (DECREASE) IN CASH
Net cash flows provided by operating activities ................   $266,700,226
                                                                   ------------
Cash flows used for financing activities:
   Decrease in reverse repurchase agreements ...................    (38,344,942)
   Cash dividends and distributions paid .......................   (227,977,355)
                                                                   ------------
Net cash flows used for financing activities ...................   (266,322,297)
                                                                   ------------
   Net increase in cash ........................................        377,929
   Cash at beginning of year ...................................         36,620
                                                                   ------------
   Cash at end of year .........................................   $    414,549
                                                                   ============


--------------------------------------------------------------------------------
THE BLACKROCK 1999 TERM TRUST INC.
STATEMENTS OF CHANGES
IN NET ASSETS
(IN LIQUIDATION)
--------------------------------------------------------------------------------

                                                   YEAR ENDED DECEMBER 31,
                                              ---------------------------------
                                                  1999                1998
                                              -------------       -------------
INCREASE (DECREASE) IN
  NET ASSETS

Operations:

   Net investment income .................    $  13,763,913       $  15,794,386

   Net realized loss on
      investments ........................       (2,465,589)         (1,423,471)

   Net change in unrealized
      appreciation
      on investments .....................         (883,400)         (1,435,963)
                                              -------------       -------------

   Net increase in net assets
      resulting from
      operations .........................       10,414,924          12,934,952

Dividends and Distributions:

Dividends from net
   investment income .....................      (35,096,926)         (9,355,048)
Distributions from capital ...............     (192,160,797)               --
                                              -------------       -------------

Total dividends and
   distributions .........................     (227,257,723)         (9,355,048)

Total increase (decrease) ................     (216,842,799)          3,579,904

NET ASSETS

Beginning of year ........................      217,049,242         213,469,338
                                              -------------       -------------

End of year (including
   undistributed net investment
   income of $0 and
   $21,333,013, respectively) ............    $     206,443       $ 217,049,242
                                              =============       =============


See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE BLACKROCK 1999 TERM TRUST INC.
FINANCIAL HIGHLIGHTS (IN LIQUIDATION)
--------------------------------------------------------------------------------

                                                                                         YEAR ENDED DECEMBER 31,
                                                                  ----------------------------------------------------------------
                                                                   1999**         1998          1997          1996          1995
                                                                  --------      --------      --------      --------      --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year ...........................    $  10.04      $   9.88      $   9.53      $   9.27      $   8.42
                                                                  --------      --------      --------      --------      --------
   Net investment income (net of interest
     expense of $0.01, $0.15, $0.30, $0.26 and
     $0.33, respectively) ....................................        0.64          0.74          0.57          0.64          0.63
   Net realized and unrealized gain (loss) ...................       (0.17)        (0.15)         0.15          0.03          0.77
                                                                  --------      --------      --------      --------      --------
Net increase from investment operations ......................        0.47          0.59          0.72          0.67          1.40
                                                                  --------      --------      --------      --------      --------
Dividends and distributions:
Dividends from net investment income .........................       (1.62)        (0.43)        (0.37)        (0.41)        (0.55)

Distributions from capital ...................................       (8.89)         --            --            --            --
                                                                  --------      --------      --------      --------      --------
Total dividends and distributions ............................      (10.51)        (0.43)        (0.37)        (0.41)        (0.55)
                                                                  --------      --------      --------      --------      --------
Net asset value, end of year* ................................        --        $  10.04      $   9.88      $   9.53      $   9.27

                                                                  ========      ========      ========      ========      ========
Market value, end of year* ...................................        --        $   9.75      $   9.38      $   8.88      $   8.14
                                                                  ========      ========      ========      ========      ========
TOTAL INVESTMENT RETURN ......................................        7.95%         8.65%         5.86%        14.21%        15.25%
                                                                  ========      ========      ========      ========      ========

RATIOS TO AVERAGE NET ASSETS:
Operating expenses ...........................................        0.64%         0.70%         0.68%         0.65%         0.74%
Operating expenses and interest expense ......................        0.78%         2.26%         3.65%         3.42%         4.40%
Operating expenses, interest expense and
  excise taxes ...............................................        0.78%         2.34%         3.77%         3.47%         4.47%
Net investment income ........................................        6.30%         7.33%         5.86%         6.86%         7.12%

SUPPLEMENTAL DATA:
Average net assets (in thousands) ............................    $218,628      $215,606      $208,747      $201,998      $192,717
Portfolio turnover ...........................................          23%           22%           76%          106%          165%
Net assets, end of year (in thousands) .......................    $    206      $217,049      $213,469      $206,004      $200,313
Reverse repurchase agreements
   outstanding, end of year
   (in thousands) ............................................        --        $ 38,345      $ 87,604      $ 94,960      $ 92,861
Asset coverage ...............................................        --        $  6,660      $  3,437      $  3,169      $  3,157

----------
* Net asset value and market value are published in BARRON's each Saturday and THE WALL STREET JOURNAL each Monday.
** On December 16, 1999 substantially all of the Trust's assets were distributed to shareholders and all outstanding shares were redeemed. Per share operating performance for the year ended December 31, 1999 has been calculated based on the average number of shares outstanding for the period ended December 16, 1999 of 21,610,583.
+ Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Trust's dividend reinvestment plan. This calculation does not reflect brokerage commissions.
++ Per $1,000 of reverse repurchase agreement outstanding.

The information above represents the audited operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each of the years indicated. This information has been determined based upon financial information provided in the financial statements and market value data for the Trust's shares.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE BLACKROCK 1999 TERM TRUST INC.
NOTES TO FINANCIAL STATEMENTS
(IN LIQUIDATION)
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION &
ACCOUNTING
POLICIES

The BlackRock 1999 Term Trust Inc. (the "Trust"), a Maryland corporation was a diversified closed-end management investment company. The investment objective of the Trust was to manage a portfolio of investment grade fixed income securities that would return $10 per share (the initial public offering price per share) to investors on or about December 31, 1999. On December 16, 1999 a liquidating distribution of $10.15 per share was made whereby substantially all of the Trust's assets were distributed to shareholders and all outstanding shares were redeemed. The remaining assets will be used to pay expenses incurred, but not yet paid. Any assets remaining subsequent to the payment of these expenses will be distributed to the Trust's former shareholders.

   The following is a summary of significant accounting policies that was followed by the Trust.

SECURITIES VALUATION: The Trust valued mortgage-backed, asset-backed, and other debt securities, interest rate swaps, caps, floors and non-exchange traded options on the basis of current market quotations provided by dealers or pricing services approved by the Trust's Board of Directors.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions were recorded on the trade date. Realized and unrealized gains and losses were calculated on the identified cost basis. Interest income was recorded on the accrual basis and the Trust accreted discount and amortized premium on securities purchased using the interest method. Expenses were recorded on the accrual basis which required the use of certain estimates by management.

TAXES: It is the Trust's intention to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

DIVIDENDS AND DISTRIBUTIONS: The Trust declared and paid dividends and distributions monthly, first from net investment income, then from net realized short-term capital gains and from capital in liquidation. Net long-term capital gains, if any, in excess of loss carryforwards were distributed at least annually. Dividends and distributions were recorded on the ex-dividend date.

   Income distributions and capital gain distributions were determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2. AGREEMENTS

The Trust had an Investment Advisory Agreement with BlackRock Financial Management, Inc. (the "Adviser") a wholly-owned subsidiary of BlackRock Advisors, Inc., which is a wholly-owned subsidiary of BlackRock, Inc., which in turn is an indirect majority-owned subsidiary of PNC Bank Corp. The Trust had an Administration Agreement with Prudential Investments Fund Manage- ment LLC ("PIFM"), a wholly-owned subsidiary of The Prudential Insurance Co. of America.

   The investment advisory fee paid to the Adviser was computed weekly and payable monthly at an annual rate of 0.40% of the Trust's average weekly net assets. The Investment Advisory Agreement terminated on December 16, 1999 in conjunction with the liquidation of the Trust. The administration fee paid to PIFM was also computed weekly and payable monthly at an annual rate of 0.10% of the Trust's average weekly net assets. The Administration Agreement terminated on December 16, 1999 in conjunction with the liquidation of the Trust.

   Pursuant to the agreements, the Adviser provided continuous supervision of the investment portfolio and paid the compensation of officers of the Trust who were affiliated persons of the Adviser. PIFM paid occupancy and certain clerical and accounting costs of the Trust. The Trust bore all other costs and expenses.

NOTE 3. PORTFOLIO
SECURITIES

Purchases and sales of investment securities, other than short-term investments and dollar rolls, for the year ended December 31, 1999 aggregated $33,524,632 and $277,595,276, respectively. For federal income tax purposes, the Trust had a capital loss carryforward of approximately 10,396,000 that expired on December 31, 1999.


NOTE 4. BORROWINGS

REVERSE REPURCHASE AGREEMENTS: The Trust entered into reverse repurchase agreements with qualified, third party broker-dealers as determined by and under the direction of the Trust's Board of Directors. Interest on the value of reverse repurchase agreements issued and outstanding was based upon competitive market rates at the time of issuance. At the time the Trust entered into a reverse repurchase agreement, it established and maintained a segregated account with the lender, the value of which at least equaled the principal amount of the reverse repurchase transaction, including accrued interest.

   The average daily balance of reverse repurchase agreements outstanding during the year ended December 31, 1999 was approximately $5,572,878 at a weighted average interest rate of approximately 5.10%. The maximum amount of reverse repurchase agreements outstanding at any month-end during the year ended December 31, 1999 was $29,219,904 as of January 31, 1999 which was 13.4% of total assets.

NOTE 5. CAPITAL

There were 200 million shares of $.01 par value common stock authorized. Prior to the liquidation of the Trust on December 16, 1999, there were 21,610,583 shares outstanding of which 10,583 shares were owned by the Adviser.

--------------------------------------------------------------------------------
              THE BLACKROCK 1999 TERM TRUST INC. (IN LIQUIDATION)
                         REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

The Shareholders and
Board of Directors of
The BlackRock 1999 Term Trust Inc.:

We have audited the accompanying statement of assets and liabilities of The BlackRock 1999 Term Trust Inc. (In Liquidation), including the portfolio of investments, as of December 31, 1999, and the related statements of operations and of cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As more fully described in Note 1, on December 16, 1999 a liquidating distribution was made to shareholders and all outstanding shares were redeemed. The remaining Trust assets will be used to pay expenses incurred, but not yet paid.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of The BlackRock 1999 Term Trust Inc. (In Liquidation) as of December 31, 1999, the results of its operations, its cash flows, the changes in its net assets and the financial highlights for the respective stated years in conformity with generally accepted accounting principles.



/s/ Deloitte & Touche LLP
-------------------------
Deloitte & Touche LLP

New York, New York
February 11, 2000

Blackrock

DIRECTORS
Laurence D. Fink, CHAIRMAN
Andrew F. Brimmer
Richard E. Cavanagh
Kent Dixon
Frank J. Fabozzi
James Clayburn La Force, Jr.
Walter F. Mondale
Ralph L. Schlosstein

OFFICERS
Ralph L. Schlosstein, PRESIDENT
Scott Amero, VICE PRESIDENT
Keith T. Anderson, VICE PRESIDENT
Michael C. Huebsch, VICE PRESIDENT
Robert S. Kapito, VICE PRESIDENT
Richard M. Shea, VICE PRESIDENT/TAX
Henry Gabbay, TREASURER
James Kong, ASSISTANT TREASURER
Karen H. Sabath, SECRETARY

INVESTMENT ADVISER
BlackRock Financial Management, Inc.
400 Bellevue Parkway
Wilmington, DE 19809
(800) 227-7BFM

ADMINISTRATOR
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 01702-4077

CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171
(800) 699-1BFM

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, NY 10281-1434

LEGAL COUNSEL
Skadden, Arps, Slate, Meagher & Flom LLP
Four Times Square
New York, NY 10036


   This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of any securities.



                       THE BLACKROCK 1999 TERM TRUST INC.
                 c/o Prudential Investments Fund Management LLC
                              Gateway Center Three
                               100 Mulberry Street
                              Newark, NJ 07102-4077
                                 (800) 227-7BFM





THE BLACKROCK
1999 TERM
TRUST INC.
(IN LIQUIDATION)
=================
ANNUAL REPORT
DECEMBER 31, 1999

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